Related party transactions - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares
Disclosure of transactions between related parties [line items]
Share based payment expense related to key management | €	€ 285	€ 47	€ 0
Key management personnel
Disclosure of transactions between related parties [line items]
Warrants granted	0	350,000	0
Warrants outstanding	350,000	350,000	0
Key management personnel | Warrants [member]
Disclosure of transactions between related parties [line items]
Warrants outstanding	350,000
Lunebeke NV [member]
Disclosure of transactions between related parties [line items]
Rental expense | €	€ 119	€ 97	€ 104